Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Current and Deferred Taxes Related to Each Component of Other Comprehensive Income
(1)	Current and deferred taxes related to each component of other comprehensive income for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)

	2015			2016			2017
	Pretax	Tax	Post tax	Pretax	Tax	Post tax	Pretax	Tax	Post tax
Remeasurement of defined benefit plans	(1,722)	576	(1,146)	674	(209)	465	2,093	(488)	1,605
Foreign currency translation adjustments	(281)	14	(267)	(299)	(199)	(498)	3,751	(146)	3,605
Reclassification adjustments for foreign currency translation adjustments	—	—	—	50	—	50	(13)	—	(13)
Proportionate share of other comprehensive income of associates	15	(3)	12	3	(0)	3	106	(14)	92
Net change in fair value of available-for-sale financial assets	1,551	276	1,827	(2,019)	546	(1,473)	(3,339)	836	(2,503)
Reclassification adjustments for net change in fair value of available-for-sale financial assets	1,790	(577)	1,213	293	(92)	201	1,090	(343)	747

Total	1,353	286	1,639	(1,298)	46	(1,252)	3,688	(155)	3,533

Current and Deferred Taxes Related to Items Directly Charged or Credited to Equity

Current and deferred taxes related to items directly charged or credited to equity are as follows:

	(In millions of yen)

	2016	2017
Current tax:
Share issuance costs related to initial public offering	(153)	—
Share issuance costs related to exercise of stock options	(4)	(9)
Share issuance costs related to Employee Stock Ownership Plan	—	(5)
Deferred tax:
Share issuance costs related to initial public offering	(114)	—
Share issuance costs related to exercise of stock options	—	(20)

Total tax directly (credited) to equity	(271)	(34)

Movements in Deferred Tax Assets and Deferred Tax Liabilities

The movements in deferred tax assets and deferred tax liabilities for the years ended December 31, 2016 and 2017 are as follows:

				(In millions of yen)

	Beginning balance as of January 1, 2016	Amounts recorded under profit or loss	Amounts recognized under other comprehensive income	Other(1)	Ending balance as of December 31, 2016
Deferred tax assets:
Tax losses	3,132	(2,311)	—	89	910
Depreciation	920	849	—	0	1,769
Advances received	2,967	332	—	—	3,299
Deferred revenue	2,350	381	—	—	2,731
Restoration obligations for operating lease properties	208	(151)	—	0	57
Accrued bonuses	614	135	—	1	750
Allowance for doubtful accounts	85	495	—	—	580
Other accrued expenses	421	263	—	1	685
Accrued enterprise taxes	248	218	—	—	466
Available-for-sale financial assets	558	80	8	(2)	644
Share-based compensation	719	378	—	—	1,097
Post-employment benefits	1,018	416	(209)	60	1,285
Tax effect on investments in subsidiaries and associates	3,967	354	(199)	—	4,122
Other	425	488	—	36	949

Total	17,632	1,927	(400)	185	19,344

Deferred tax liabilities:
Available-for-sale financial assets	(2,107)	36	446	(2)	(1,627)
Prepaid expenses	(350)	(41)	—	46	(345)
Intangible assets	—	45	—	(148)	(103)
Other	(77)	35	—	(2)	(44)

Total	(2,534)	75	446	(106)	(2,119)

(1)

Movements in others are attributable mainly to the acquisition of M.T. Burn Corporation and to incremental costs directly attributable to the issuance of common shares, which were recognized as a deduction from equity.

				(In millions of yen)

	Beginning balance as of January 1, 2017	Amounts recorded under profit or loss	Amounts recognized under other comprehensive income	Other(1)	Ending balance as of December 31, 2017
Deferred tax assets:
Tax losses	910	(712)	—	61	259
Depreciation	1,769	601	—	(110)	2,260
Advances received	3,299	549	—	—	3,848
Deferred revenue	2,731	(263)	—	3	2,471
Restoration obligations for operating lease properties	57	159	—	(1)	215
Accrued bonuses	750	121	—	(117)	754
Allowance for doubtful accounts	580	(209)	—	6	377
Other accrued expenses	685	(82)	—	134	737
Accrued enterprise taxes	466	(223)	—	(2)	241
Available-for-sale financial assets	644	(387)	27	(68)	216
Share-based compensation	1,097	77	—	(5)	1,169
Post-employment benefits	1,285	361	(488)	26	1,184
Tax effect on investments in subsidiaries and associates	4,122	(1,610)	(160)	24	2,376
Other	949	74	—	(3)	1,020

Total	19,344	(1,544)	(621)	(52)	17,127

Deferred tax liabilities:
Available-for-sale financial assets	(1,627)	266	466	(132)	(1,027)
Prepaid expenses	(345)	(11)	—	—	(356)
Intangible assets	(103)	125	—	(846)	(824)
Other	(44)	65	—	(22)	(1)

Total	(2,119)	445	466	(1,000)	(2,208)

(1)	Movements in others are attributable mainly to the acquisition of NextFloor Corporation.

Deferred Tax Assets and Liabilities Reconcile to Amounts Presented in Consolidated Statements of Financial Position

The deferred tax assets and liabilities reconcile to the amounts presented in the Consolidated Statements of Financial Position as follows:

	(In millions of yen)

	December 31, 2016	December 31, 2017
Total deferred tax assets	19,344	17,127
Adjustment to offset deferred tax assets and liabilities	(959)	(635)

Net deferred tax assets	18,385	16,492

	(In millions of yen)

	December 31, 2016	December 31, 2017
Total deferred tax liabilities	(2,119)	(2,208)
Adjustment to offset deferred tax assets and liabilities	958	635

Net deferred tax liabilities	(1,161)	(1,573)

Breakdown of Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits for which No Deferred Tax Assets Recognized

Below is a breakdown of the deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets were recognized:

	(In millions of yen)

	December 31, 2016	December 31, 2017
Deductible temporary differences	20,591	35,997
Unused tax losses	18,434	32,985
Unused tax credits	—	157

Total	39,025	69,139

Breakdown of Unused Tax Losses by Expiry Date for which No Deferred Tax Assets Recognized

Below is a breakdown of the unused tax losses by expiry date for which no deferred tax assets were recognized:

	(In millions of yen)

	December 31, 2016	December 31, 2017
Less than one year	—	792
Between one year and five years	2,104	1,741
Five years and more	3,826	12,965
No expiration date	12,504	17,487

Total	18,434	32,985

Breakdown of Unused Tax Credits by Expiry Date for which No Deferred Tax Assets Recognized

Below is a breakdown of unused tax credits by expiry date for which no deferred tax assets were recognized:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Less than one year	—	36
Between one year and five years	—	121
Five years and more	—	—
No expiration date	—	—

Total	—	157

Components of Income Tax Benefits/(Expenses)
(3)	The components of income tax benefits/(expenses) for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)

	2015	2016	2017
Current income tax:
Current income tax expenses(1)	(7,595)	(10,162)	(8,818)
Deferred tax:
Changes related to origination and reversal of temporary differences(2)	8,758	1,949	(1,107)
Changes in the tax rate(3)	(1,017)	(691)	3

Income tax benefits/(expenses)	146	(8,904)	(9,922)

(1)

Current income tax expenses include previously unrecognized tax benefits from tax loss carryforwards and deductible temporary differences. These benefits were 1,801 million yen, and 489 million yen and 105 million yen for the years ended December 31, 2015, 2016 and 2017, respectively.

(2)

These balances represent the deferred tax benefit or expense from the increase and decrease of temporary differences, the reversal of previously written-down deferred tax assets and write-downs of deferred tax assets. The Group had deferred tax benefits of 5,699 million yen, 541 million yen and 105 million yen for the years ended December 31, 2015, 2016 and 2017, respectively, due to the reversal of previously written-down deferred tax assets. The reason for having negative amount of deferred tax for the year ended December 31, 2017 is mainly because of the recognition of deferred tax liabilities due to the transfer of camera application business.

(3)

Amendments to the Japanese tax regulations were enacted into law on March 31, 2014, March 31, 2015 and March 29, 2016. As a result of these amendments, the statutory income tax rate has been reduced from 38.0% to approximately 35.6% and 33.5% effective from the year ended December 31, 2015 and 2016, respectively, and the statutory income tax rates are scheduled to be reduced to approximately 31.7% effective from the year ending December 31, 2017 and 31.5% effective from the year ending December 31, 2019. The Group measured deferred tax assets and deferred tax liabilities at the tax rates that are expected to apply to the period when the assets are realized or the liabilities are settled.

Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses
(4)

The income tax expenses calculated by applying the statutory tax rates to the Group’s profit or loss before tax differ from the actual tax expenses in the Consolidated Statements of Profit or Loss for the years ended December 31, 2015, 2016 and 2017 for the following reasons:

	(In millions of yen)
	2015	2016	2017
(Loss)/profit before tax from continuing operations	(530)	17,990	18,145
Loss before tax from discontinued operations	(11,503)	(2,726)	(19)

Accounting (loss)/profit before tax	(12,033)	15,264	18,126

Income tax benefits/(expenses) at a statutory rate of 31.7% (2015: 35.6% and 2016: 33.5%)	4,289	(5,119)	(5,744)
Permanent non-deductible items(1)	(3,386)	(2,703)	(353)
Assessment of the recoverability of deferred tax assets(2)	2,214	(752)	(2,932)
Effects of changes in tax rate	(1,017)	(691)	3
Differences in applicable tax rate of subsidiaries(3)	(2,218)	(81)	776
Tax effect on investment in subsidiaries and associates(4)	4,260	591	377
Gain on fair value measurement relating to the deconsolidation(5)	—	581	—
Share of loss of associates and joint ventures(6)	(50)	(279)	(1,836)
Others	(31)	293	(207)

Income tax (expenses)/benefits at an effective tax rate of 54.7% (2015: 33.7% and 2016: 53.5%)	4,061	(8,160)	(9,916)

Income tax benefits/(expenses) reported in the statements of profit or loss	146	(8,904)	(9,922)
Income tax benefits attributable to discontinued operations	3,915	744	6

	4,061	(8,160)	(9,916)

(1)

Permanent non-deductible items were mainly related to non-deductible share-based payment expenses, including share-based payment expenses incurred in connection with stock options granted to employees and directors defined as non-resident of Japan.

(2)

For the year ended December 31, 2015, the amount was due to recognizing previously unrecognized deferred tax assets of 3,092 million yen and 2,434 million yen for tax loss carryforwards and deductible temporary differences, respectively, primarily for one of the Group’s Korean subsidiaries on a stand-alone basis. Such impact was partially offset by unrecognized deferred tax assets of 2,368 million yen and 944 million yen in connection with the pre-tax losses recorded by MixRadio Limited and the Group’s other subsidiaries, respectively, on a stand-alone basis.

For the year ended December 31, 2016, the amount was due to unrecognized deferred tax assets of 966 million yen, 361 million yen and 189 million yen in connection with the pre-tax losses recorded by the Group’s Japanese subsidiaries, MixRadio Limited and the Group’s other subsidiaries, respectively, on a stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 222 million yen and 256 million yen for tax loss carryforwards and deductible temporary differences, respectively, primarily for the Group’s Korean subsidiaries on a stand-alone basis. For the year ended December 31, 2017 the amount was due to unrecognized deferred tax assets of 2,407 million yen, 4 million yen and 953 million yen in connection with the pre-tax losses recorded by the Group’s Japanese subsidiaries, MixRadio Limited and the Group’s other subsidiaries, respectively, on a stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 107 million yen and 0 million yen for tax loss carryforwards and deductible temporary differences, respectively, primarily for the Group’s Korean subsidiaries on a stand-alone basis.

(3)

For the year ended December 31, 2016, the amount mainly due to pre-tax profits recorded by the Group’s Korean subsidiaries, which was partially offset by the pre-tax loss recorded by MixRadio Limited. For the year ended December 31, 2017, the difference is mainly due to pre-tax profits recorded by the Group’s Korean subsidiaries.

(4)

This tax effect is mainly due to the deductible temporary difference arising from the investment in MixRadio Limited, which incurred losses during the year. This tax effect offsets MixRadio Limited’s stand-alone tax impacts described in (2) and (3) above.

(5)	The amount was related to the re-measurement to fair value of the investment in LINE BIZ Plus Ltd retained by the Group. Refer to Note 20 Supplemental Cash Flow Information for further details.
(6)

The amount was mainly related to pre-tax losses recorded by the Group’s associates on a standalone basis for which no deferred tax assets were recognized as the related tax benefits could not be recognized.